Long-Term Debt	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Long-Term Debt

11) Long-Term Debt

As of June 30, 2017 and December 31, 2016, the Partnership had the following debt amounts outstanding:

(U.S. Dollars in thousands)	Vessel	June 30, 2017	December 31, 2016
$220 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	$172,857	$180,714
$35 million revolving credit facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	30,000	25,000
$140 million loan facility	Fortaleza Knutsen & Recife Knutsen	113,750	118,125
$117 million loan facility	Hilda Knutsen	—	76,871
$117 million loan facility	Torill Knutsen	75,641	78,105
$172.5 million loan facility	Dan Cisne, Dan Sabia	95,939	100,539
$77.5 million loan facility	Ingrid Knutsen	64,368	67,652
$74.5 million loan facility	Raquel Knutsen	71,028	73,643
$25 million Seller’s Credit and Seller’s Loan	Raquel Knutsen	—	25,000
$114.4 million loan facility	Tordis Knutsen	93,581	—
$114.4 million loan facility	Vigdis Knutsen	94,846	—
$100 million loan facility	Hilda Knutsen	100,000	—

Total long-term debt		912,010	745,649

Less: current installments		66,661	60,314
Less: unamortized deferred loan issuance costs		1,643	1,330

Current portion of long-term debt		65,018	58,984

Amounts due after one year		845,350	685,335
Less: unamortized deferred loan issuance costs		4,468	2,673
Less: $25 million Seller’s Credit and Seller’s Loan		—	25,000

Long-term debt, less current installments, Seller’s Credit and Seller’s Loan and unamortized deferred loan issuance costs		$840,882	657,662

The Partnership’s outstanding debt of $912.0 million as of June 30, 2017 is repayable as follows:

(U.S. Dollars in thousands)	Period repayment	Balloon repayment
Remainder of 2017	$33,331	$—
2018	66,303	86,677
2019	50,085	267,678
2020	39,153	—
2021	39,753	70,811
2022 and thereafter	85,507	172,712

Total	$314,132	$597,878

As of June 30, 2017, the interest rates on the Partnership’s loan agreements (other than tranche two of the $77.5 million loan facility) were the London Interbank Offered Rate (“LIBOR”) plus a fixed margin ranging from 1.9% to 2.5%. On the export credit loan of $44.6 million which is tranche two of the $77.5 million loan facility secured by the Ingrid Knutsen, the annual rate is 3.85% composed of a 2.5% bank facility rate plus a commission of 1.35% to the export credit guarantor. The guarantee commission of 1.35% is classified as other finance expense.

In April 2015, KNOT Shuttle Tankers 24 AS, the subsidiary owning the Tordis Knutsen, as the borrower, entered into a secured loan facility (the “Tordis Facility”). As of the time of the acquisition of the Tordis Knutsen on March 1, 2017, the aggregate amount outstanding under the facility was $114.4 million. The Tordis Facility is repayable in quarterly installments with a final balloon payment of $70.8 million due at maturity in November 2021. The Tordis Facility bears interest at an annual rate equal to LIBOR plus a margin of 1.9%. The facility is secured by a vessel mortgage on the Tordis Knutsen. The Tordis Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Tordis Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors.

In April 2015, KNOT Shuttle Tankers 25 AS, the subsidiary owning the Vigdis Knutsen, as the borrower, entered into a secured loan facility (the “Vigdis Facility”). As of the time of the acquisition of the Vigdis Knutsen on June 1, 2017, the aggregate amount outstanding under the facility was $114.4 million. The Vigdis Facility is repayable in quarterly installments with a final balloon payment of $70.8 million due at maturity in February 2022. The Vigdis Facility bears interest at an annual rate equal to LIBOR plus a margin of 1.9%. The facility is secured by a vessel mortgage on the Vigdis Knutsen. The Vigdis Knutsen, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the Vigdis Facility. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors.

On May 26, 2017, the Partnership’s subsidiary, KNOT Shuttle Tankers 14 AS, which owns the vessel Hilda Knutsen, entered into a new $100 million senior secured term loan facility with Mitsubishi UFJ Lease & Finance (Hong Kong) Limited (the “New Hilda Facility”). The New Hilda Facility is repayable in twenty-eight (28) consecutive quarterly installments with a balloon payment of $58.5 million due at maturity. The New Hilda Facility bears interest at a rate per annum equal to LIBOR plus a margin of 2.2%. The facility matures in 2024 and is guaranteed by the Partnership and refinanced the $117 million loan facility associated with the Hilda Knutsen that bore interest at a rate of LIBOR plus 2.5% and was due to be paid in full in August 2018. As part of the refinancing, the $117 million loan facility including amortized loan expenses has been fully derecognized.